Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments and other current assets
Schedule of prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Rebate receivable from suppliers	281,095	319,521
Prepaid expenses	28,992	66,783
Interest receivables	21,829	11,825
Deposits (1)	18,972	25,330
Value-added tax (“VAT”) recoverable	13,283	—
Employee advances (2)	2,317	4,650
Others	21,225	10,103

Prepayment and other current assets	387,713	438,212
(1)	Deposits represent rental deposits and deposits paid to third-party platforms.
(2)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.